Loss Per Share (Details)	12 Months Ended
Dec. 31, 2017 shares
Loss Per Share [Line Items]
Options For Employee Consultant Loss Per Share	40,544,792
Series G Warrants [Member]
Loss Per Share [Line Items]
Dilutive effect of share options on number of ordinary shares	9,296,284
Series H Warrants [Member]
Loss Per Share [Line Items]
Dilutive effect of share options on number of ordinary shares	4,152,764
Series I Warrants [Member]
Loss Per Share [Line Items]
Dilutive effect of share options on number of ordinary shares	13,745,025
Series K Warrants [Member]
Loss Per Share [Line Items]
Dilutive effect of share options on number of ordinary shares	36,531,500